Quarterly Financial Information (Unaudited) (Quarterly Financial Results) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information (Unaudited)
Total Operating Revenues	$ 32,503	$ 31,478	$ 31,495	$ 31,247	$ 31,361	$ 31,581	$ 30,808	$ 30,530	$ 126,723	$ 124,280	$ 122,513
Operating Income	(8,990)	6,235	6,165	5,808	2,088	5,431	6,083	5,971	9,218	19,573	21,000
Income (Loss) from Discontinued Operations					2	780	(5)	2	0	779	20
Net Income	(6,628)	3,686	3,658	3,468	1,161	12,396	4,082	2,540	4,184	20,179	12,447
Income from Continuing Operations Attributable to AT&T					1,087	11,539	4,008	2,451	3,944	19,085	12,118
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	$ (6,678)	$ 3,623	$ 3,591	$ 3,408	$ 1,089	$ 12,319	$ 4,003	$ 2,453	$ 3,944	$ 19,864	$ 12,138
Basic Earnings Per Share from Continuing Operations Attributable to AT&T					$ 0.18	$ 1.95	$ 0.68	$ 0.42	$ 0.66	$ 3.23	$ 2.06
Basic Earnings Per Share from Discontinued Operations Attributable to AT&T					$ 0.00	$ 0.13	$ 0.00	$ 0.00	$ 0	$ 0.13	$ 0
Basic earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.60	$ 0.57	$ 0.18	$ 2.08	$ 0.68	$ 0.42	$ 0.66	$ 3.36	$ 2.06
Diluted Earnings Per Share from Continuing Operations Attributable to AT&T					$ 0.18	$ 1.94	$ 0.67	$ 0.41	$ 0.66	$ 3.22	$ 2.05
Diluted Earnings Per Share from Discontinued Operations Attributable to AT&T					$ 0.00	$ 0.13	$ 0.00	$ 0.00	$ 0	$ 0.13	$ 0
Diluted earnings per share attributable to AT&T	$ (1.12)	$ 0.61	$ 0.60	$ 0.57	$ 0.18	$ 2.07	$ 0.67	$ 0.41	$ 0.66	$ 3.35	$ 2.05
High	$ 30.30	$ 31.78	$ 31.94	$ 30.97	$ 29.56	$ 29.15	$ 26.75	$ 28.73	$ 30.30	$ 29.56
Low	$ 27.41	$ 27.29	$ 29.91	$ 27.20	$ 27.49	$ 23.88	$ 23.78	$ 24.61	$ 27.41	$ 27.49
Close	$ 30.24	$ 28.52	$ 31.41	$ 30.61	$ 29.38	$ 28.60	$ 24.19	$ 25.84	$ 30.24	$ 29.38